Other Income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Schedule of Other Income
	For the three months ended June 30,		For the six months ended June 30
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)
Other income
Income from government grants	—	4,874,934	—	12,609,789
Other	16,730	7,974	53,023	19,307
Total	16,730	4,882,908	53,023	12,629,096